Cash and cash equivalents	12 Months Ended
Dec. 31, 2023
Texts Block [Abstract]
Cash and cash equivalents
11.
Cash and cash equivalents

	2023	2022
(in $ millions)	$	$
Short-term deposits	650	504
Cash at banks and on hand	2,488	1,448
Cash and cash equivalents in the statement of financial position	3,138	1,952

i)
Classification as cash equivalents

Term deposits are presented as cash equivalents if they have a maturity of three months or less from the date of acquisition.

ii)
Restricted cash

Cash and cash equivalents include balances of $186 million (2022: $174 million) held by subsidiaries that operate in countries where legal restrictions apply whereby the balances are not available for general use by the parent or other subsidiaries.